SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	Year End Average Rate		Year End Rate
Period	(P&L rate)		(Balance sheet rate)
Year ended March 31, 2024	INR	82.7954 Per USD	INR	83.3739 Per USD

Year ended March 31, 2023	INR	79.0120 Per USD	INR	82.2169 Per USD